Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK EMERGING MARKETS FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2019